PORTFOLIO OF INVESTMENTS – as of April 30, 2019 (Unaudited)

AEW Real Estate Fund*

Shares	Description	Value (†)
Common Stocks – 99.4% of Net Assets
Lodging – 1.7%
114,300	Extended Stay America, Inc.	$2,047,113

Real Estate Investment Trusts – 96.6%
	REITs - Apartments – 17.0%
45,500	American Campus Communities, Inc.	2,147,600
92,600	American Homes 4 Rent, Class A	2,220,548
35,000	AvalonBay Communities, Inc.	7,032,550
22,300	Camden Property Trust	2,244,495
17,100	Essex Property Trust, Inc.	4,830,750
76,000	Invitation Homes, Inc.	1,889,360

		20,365,303

	REITs - Diversified – 10.9%
50,935	American Assets Trust, Inc.	2,352,687
30,600	CyrusOne, Inc.	1,704,114
46,500	Digital Realty Trust, Inc.	5,473,515
5,560	Equinix, Inc.	2,528,132
13,600	Vornado Realty Trust	940,304

		12,998,752

	REITs - Health Care – 10.8%
49,300	CareTrust REIT, Inc.	1,195,525
148,700	HCP, Inc.	4,428,286
100,000	Healthcare Trust of America, Inc., Class A	2,758,000
61,500	Welltower, Inc.	4,583,595

		12,965,406

	REITs - Hotels – 4.2%
201,400	Host Hotels & Resorts, Inc.	3,874,936
60,300	RLJ Lodging Trust	1,110,123

		4,985,059

	REITs - Manufactured Homes – 2.3%
24,000	Equity LifeStyle Properties, Inc.	2,800,800

	REITs - Office Property – 11.4%
44,700	Boston Properties, Inc.	6,151,614
59,100	Corporate Office Properties Trust	1,647,708
70,900	Douglas Emmett, Inc.	2,920,371
102,200	Empire State Realty Trust, Inc., Class A	1,580,012
68,100	Piedmont Office Realty Trust, Inc., Class A	1,417,842

		13,717,547

	REITs - Regional Malls – 8.7%
53,000	Simon Property Group, Inc.	9,206,100
24,800	Taubman Centers, Inc.	1,222,640

		10,428,740

Shares	Description	Value (†)
Common Stocks – continued
	Real Estate Investment Trusts – continued
	REITs - Shopping Centers – 5.1%
47,700	Acadia Realty Trust	$1,347,048
17,700	Federal Realty Investment Trust	2,369,145
194,300	Retail Properties of America, Inc., Class A	2,387,947

		6,104,140

	REITs - Single Tenant – 8.4%
67,188	Easterly Government Properties, Inc.	1,209,384
62,900	National Retail Properties, Inc.	3,309,798
80,000	STORE Capital Corp.	2,665,600
125,000	VICI Properties, Inc.	2,850,000

		10,034,782

	REITs - Storage – 5.5%
98,000	CubeSmart	3,127,180
15,700	Public Storage	3,472,526

		6,599,706

	REITs - Warehouse/Industrials – 12.3%
126,100	Americold Realty Trust	4,036,461
134,300	Duke Realty Corp.	4,179,416
38,900	ProLogis, Inc.	2,982,463
94,700	Rexford Industrial Realty, Inc.	3,588,183

		14,786,523

	Total Real Estate Investment Trusts	115,786,758

Real Estate Management & Development – 1.1%
12,000	Howard Hughes Corp. (The)(a)	1,332,000

	Total Common Stocks (Identified Cost $98,652,101)	119,165,871

Principal Amount
Short-Term Investments – 0.7%
$ 849,902	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/2019 at 1.500% to be repurchased at $849,937 on 5/01/2019 collateralized by $845,000 U.S. Treasury Note, 2.750% due 5/31/2023 valued at $869,223 including accrued interest(b) (Identified Cost $849,902)	849,902

	Total Investments – 100.1% (Identified Cost $99,502,003)	120,015,773
	Other Assets Less Liabilities – (0.1)%	(113,058)

	Net Assets – 100.0%	$119,902,715

*

Subsequent Event. The Board of Trustees approved a change in the name of the Fund to AEW Global Focused Real Estate Fund, as well as changes in the Fund’s principal investment strategies and portfolio managers. These changes will be effective at the close of business on May 31, 2019.

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of April 30, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$119,165,871	$—	$—	$119,165,871
Short-Term Investments	—	849,902	—	849,902

Total	$119,165,871	$849,902	$—	$120,015,773

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended April 30, 2019, there were no transfers among Levels 1, 2 and 3.

Industry Summary at April 30, 2019 (Unaudited)

REITs - Apartments	17.0%
REITs - Warehouse/Industrials	12.3
REITs - Office Property	11.4
REITs - Diversified	10.9
REITs - Health Care	10.8
REITs - Regional Malls	8.7
REITs - Single Tenant	8.4
REITs - Storage	5.5
REITs - Shopping Centers	5.1
REITs - Hotels	4.2
REITs - Manufactured Homes	2.3
Other Investments, less than 2% each	2.8
Short-Term Investments	0.7

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%